Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Shares	Additional Paid-in Capital	Retained Deficit	Accumulated Deficit Other Comprehensive Income	Total
Balance (in Shares) at Dec. 31, 2019	8,304,030
Balance at Dec. 31, 2019		$ 77,431	$ (31,933)	$ 4,695	$ 50,193
Net Loss		(25,895)			(25,895)
Stock issuance (in Shares)	2,574,374
Stock issuance		18,087			18,087
Share-based compensation expense		1,652			1,652
Share repurchase (in Shares)	(233,788)
Share repurchase		(6,250)			$ (6,250)
Stock option exercise (in Shares)	88,707				88,706
Stock option exercise		20			$ 20
Issuance of common shares upon vesting of RSUs (in Shares)	2,989
Share exchange, net (in Shares)	717,085
Conversion of Convertible Debentures (in Shares)	984,567
Conversion of Convertible Debentures		9,850			9,850
Common shares issued for exercise of warrants (in Shares)	300,000
Common shares issued for exercise of warrants		3			3
Conversion of the redeemable non-controlling interest (in Shares)	1,562,339
Conversion of the redeemable non-controlling interest		4,695		(4,695)
Business combination and PIPE financing (in Shares)	10,582,721
Business combination and PIPE financing		47,794			47,794
Accretion of Class D preferred shares to liquidation preference on automatic conversion		10,219	(10,219)
Reclassification and other		763	(967)		(204)
Balance (in Shares) at Dec. 31, 2020	24,883,024
Balance at Dec. 31, 2020		164,264	(69,014)		95,250
Net Loss			(45,726)		(45,726)
Founders earnout shares vested (in Shares)	570,212
Share-based compensation expense		11,451			11,451
Beneficial conversion feature of Convertible Note		4,748			$ 4,748
Conversions of Convertible Note to common shares (in Shares)	720,085				7,000
Conversions of Convertible Note to common shares		6,047			$ 6,047
Stock option exercise (in Shares)	40,942				40,942
Stock option exercise		10			$ 10
Issuance of common shares upon vesting of RSUs (in Shares)	268,895
Exercise of warrants (in Shares)	122,639
Exercise of warrants		1,410			1,410
Reclassification and other		(420)			(420)
Balance (in Shares) at Dec. 31, 2021	26,605,797
Balance at Dec. 31, 2021		$ 187,510	$ (114,740)		$ 72,770